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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-09685

                      Pioneer High Yield Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer High Yield Fund

 Schedule of Investments  1/31/12 (Consolidated) (unaudited)

 Principal

 Floating

 S&P/Moody's

 Value

 Amount

 Rate (d)

 Ratings

 Convertible Corporate Bonds - 22.8%

 Energy - 2.6%

 Coal & Consumable Fuels - 1.3%

 4,505,000

 CCC+ / B2

 James River Coal Co., 3.125%, 3/15/18

 $

 2,550,956

 30,858,000

 BB- / NR

 Massey Energy Co., 3.25% 8/1/15

 28,775,085

 $

 31,326,041

 Oil & Gas Equipment & Services - 0.4%

 10,158,000

 BB / NR

 Exterran Holdings, Inc., 4.25%, 6/15/14

 $

 9,446,940

 2,034,000

 B- / NR

 Newpark Resources, Inc., 4.0%, 10/1/17

 2,191,635

 $

 11,638,575

 Oil & Gas Exploration & Production - 0.9%

 20,881,000

 BB+ / Ba3

 Chesapeake Energy Corp., 2.5%, 5/15/37

 $

 18,244,774

 4,152,000

 BB+ / NR

 Chesapeake Energy Corp., 2.5%, 5/15/37

 3,622,620

 $

 21,867,394

 Total Energy

 $

 64,832,010

 Materials - 0.3%

 Steel - 0.3%

 5,740,000

 BB+ / NR

 Steel Dynamics, Inc., 5.125%, 6/15/14

 $

 6,687,100

 Total Materials

 $

 6,687,100

 Capital Goods - 5.6%

 Construction & Farm Machinery & Heavy Trucks - 1.1%

 3,700,000

 NR / NR

 Greenbrier Cos, Inc., 3.5%, 4/1/18

 $

 3,533,500

 21,675,000

 B / B1

 Navistar International Corp., 3.0%, 10/15/14

 25,115,906

 $

 28,649,406

 Electrical Component & Equipment - 1.8%

 10,874,000

 B / B2

 General Cable Corp., 4.5%, 11/15/29

 $

 11,825,475

 28,602,000

 BBB- / Baa3

 Roper Industries, Inc., 1.4813%, 1/15/34

 33,285,578

 $

 45,111,053

 Trading Companies & Distributors - 2.6%

 27,627,000

 B / NR

 WESCO International, Inc., 6.0%, 9/15/29

 $

 64,612,646

 Total Capital Goods

 $

 138,373,105

 Transportation - 0.4%

 Airlines - 0.1%

 2,575,000

 B- / B3

 Continental Airlines, Inc., 4.5%, 1/15/15

 $

 3,624,313

 Marine - 0.2%

 5,993,000

 NR / NR

 DryShips, Inc., 5.0%, 12/1/14

 $

 4,225,065

 2,484,545

 NR / NR

 Horizon Lines, Inc., 6.0%, 4/15/17

 1,751,604

 $

 5,976,669

 Total Transportation

 $

 9,600,982

 Automobiles & Components - 1.2%

 Automobile Manufacturers - 1.1%

 17,861,000

 BB+ / Ba2

 Ford Motor Co., 4.25%, 11/15/16

 $

 28,332,011

 Total Automobiles & Components

 $

 28,332,011

 Consumer Durables & Apparel - 0.7%

 Homebuilding - 0.7%

 11,230,000

 BB- / Ba3

 D.R. Horton, Inc., 2.0%, 5/15/14

 $

 13,826,938

 3,015,000

 B+ / B3

 Lennar Corp., 2.75%, 12/15/20

 3,655,688

 $

 17,482,626

 Total Consumer Durables & Apparel

 $

 17,482,626

 Retailing - 0.3%

 Automotive Retail - 0.3%

 5,100,000

 B+ / Caa3

 Sonic Automotive, Inc., 5.0%, 10/1/29

 $

 6,999,750

 Total Retailing

 $

 6,999,750

 Food, Beverage & Tobacco - 0.3%

 Tobacco - 0.2%

 9,065,000

 CCC+ / Caa1

 Alliance One International, Inc., 5.5%, 7/15/14

 $

 7,274,663

 Total Food, Beverage & Tobacco

 $

 7,274,663

 Health Care Equipment & Services - 1.6%

 Health Care Equipment - 0.1%

 2,505,000

 BB+ / NR

 Hologic, Inc., 2.0%, 12/15/37

 $

 2,971,556

 Health Care Supplies - 0.4%

 9,460,000

 B- / NR

 Alere, Inc., 3.0%, 5/15/16

 $

 8,998,825

 Health Care Technology - 1.1%

 8,600,000

 NR / NR

 WebMD Health Corp., 2.25%, 3/31/16

 $

 7,987,250

 22,450,000

 NR / NR

 WebMD Health Corp., 2.5%, 1/31/18

 19,419,250

 $

 27,406,500

 Total Health Care Equipment & Services

 $

 39,376,881

 Pharmaceuticals & Biotechnology - 3.2%

 Biotechnology - 3.2%

 4,925,000

 B / NA

 BioMarin Pharmaceutical, Inc., 1.875%, 4/23/17

 $

 9,098,938

 11,380,000

 NR / NR

 Corsicanto, Ltd., 3.5%, 1/15/32

 12,930,525

 13,876,000

 NR / NR

 Cubist Pharmaceuticals, Inc., 2.5%, 11/1/17

 21,247,625

 9,000,000

 NR / NR

 PDL BioPharma, Inc., 3.75%, 5/1/15

 9,180,000

 24,590,000

 NR / NR

 Vertex Pharmaceuticals, Inc., 3.35%, 10/1/15

 26,926,050

 $

 79,383,138

 Total Pharmaceuticals & Biotechnology

 $

 79,383,138

 Diversified Financials - 0.2%

 Consumer Finance - 0.2%

 4,150,000

 NA / NA

 Dollar Financial, 2.875%, 6/30/27 (144A) (b)

 $

 4,497,563

 Total Diversified Financials

 $

 4,497,563

 Real Estate - 0.6%

 Real Estate Operating Companies - 0.4%

 9,635,000

 B- / B3

 Forest City Enterprises, Inc., 4.25%, 8/15/18

 $

 8,888,288

 Specialized Real Estate Invesment Trust - 0.2%

 4,785,000

 BB+ / NR

 Host Hotels & Resorts LP, 2.5%, 10/15/29

 $

 6,399,938

 Total Real Estate

 $

 15,288,226

 Software & Services - 1.6%

 Application Software - 1.5%

 5,815,000

 NR / NR

 Mentor Graphics Corp., 4.0%, 4/1/31

 $

 5,931,300

 16,772,000

 BB- / NR

 Nuance Communications, Inc., 2.75%, 8/15/27

 26,332,040

 3,200,000

 BB- / NR

 Nuance Communications, Inc., 2.75%, 11/1/31

 3,744,000

 $

 36,007,340

 Systems Software - 0.1%

 3,075,000

 NR / NR

 Rovi Corp., 2.625%, 2/15/40

 $

 3,290,250

 Total Software & Services

 $

 39,297,590

 Technology Hardware & Equipment - 0.7%

 Communications Equipment - 0.3%

 6,520,000

 NR / NR

 InterDigital Inc/PA, 2.5%, 3/15/16

 $

 6,748,200

 Computer Storage & Peripherals - 0.2%

 5,840,000

 BB / NR

 SanDisk Corp., 1.5%, 8/15/17

 $

 6,745,200

 Electronic Components - 0.1%

 3,755,000

 BB+ / NR

 Vishay Intertechnology, Inc., 2.25%, 5/15/41

 $

 3,191,750

 Total Technology Hardware & Equipment

 $

 16,685,150

 Semiconductors - 2.5%

 Semiconductor Equipment - 0.9%

 5,491,000

 BB+ / Baa1

 Lam Research Corp., 1.25%, 5/15/18

 $

 5,607,684

 12,760,000

 NR / NR

 Novellus Systems, Inc., 2.625%, 5/15/41

 16,859,150

 $

 22,466,834

 Semiconductors - 1.6%

 450,000

 BB / NR

 ON Semiconductor Corp., 2.625%, 12/15/26

 $

 515,250

 16,464,000

 BB / NR

 ON Semiconductor Corp., 2.625%, 12/15/26

 18,666,060

 6,975,000

 NR / NR

 SunPower Corp., 4.5%, 3/15/15

 5,972,344

 16,544,000

 NR / NR

 SunPower Corp., 4.75%, 4/15/14

 15,137,760

 1,000,000

 B / NR

 Suntech Power, Inc., 3.0%, 3/15/13

 650,000

 $

 40,941,414

 Total Semiconductors

 $

 63,408,248

 Telecommunication Services - 0.9%

 Integrated Telecommunication Services - 0.9%

 9,000,000

 B / NR

 Ciena Corp., 0.875%, 7/15/17

 $

 7,323,750

 6,503,000

 B+ / B1

 MasTec, Inc., 4.0%, 6/15/14

 8,234,424

 5,775,000

 NR / NR

 MasTec, Inc., 4.25%, 12/15/14

 7,485,844

 $

 23,044,018

 Total Telecommunication Services

 $

 23,044,018

 TOTAL CONVERTIBLE CORPORATE BONDS

 Shares

 (Cost  $432,392,074)

 $

 560,563,061

 PREFERRED STOCKS - 3.7%

 Energy - 0.3%

 Oil & Gas Exploration & Production - 0.3%

 59,180

 Petroquest Energy, Inc., 6.875%, 12/31/49

 $

 2,115,685

 46,800

 SandRidge Energy, Inc., 8.5%, 12/31/99

 5,583,825

 $

 7,699,510

 Total Energy

 $

 7,699,510

 Capital Goods - 0.4%

 Electrical Component & Equipment - 0.4%

 68,400

 General Cable Corp., 5.75%, 11/24/13

 $

 10,567,800

 Total Capital Goods

 $

 10,567,800

 Automobiles & Components - 0.1%

 Tires & Rubber - 0.1%

 61,100

 Goodyear Tire & Rubber Co., 5.875%, 4/1/14

 $

 2,803,268

 Total Automobiles & Components

 $

 2,803,268

 Health Care Equipment & Services - 0.8%

 Health Care Supplies - 0.8%

 89,308

 Alere, Inc., 3.0%, 12/31/49

 $

 19,813,337

 Total Health Care Equipment & Services

 $

 19,813,337

 Diversified Financials - 0.5%

 Consumer Finance - 0.2%

 6,450

 Ally Financial, Inc., 7.0%, 12/31/49

 $

 5,193,661

 Diversified Finance Services - 0.3%

 284,000

 GMAC Capital Trust I

 $

 6,301,960

 Total Diversified Financials

 $

 11,495,621

 Real Estate - 1.6%

 Real Estate Operating Companies - 1.6%

 821,962

 Forest City Enterprises, Inc., 7.0%, 12/31/49

 $

 39,043,195

 Total Real Estate

 $

 39,043,195

 TOTAL PREFERRED STOCKS

 (Cost  $91,965,840)

 $

 91,422,731

 COMMON STOCKS - 14.1%

 Energy - 0.8%

 Oil & Gas Drilling - 0.3%

 1,265,837

 Hercules Offshore, Inc. *

 $

 5,683,608

 63,739

 Transocean, Ltd.

 3,014,855

 $

 8,698,463

 Oil & Gas Exploration & Production - 0.4%

 147,800

 Marathon Oil Corp.

 $

 4,639,442

 543,713

 SandRidge Energy, Inc. *

 4,230,087

 $

 8,869,529

 Oil & Gas Refining & Marketing - 0.1%

 73,900

 Marathon Petroleum Corp.

 $

 2,824,458

 Total Energy

 $

 20,392,450

 Materials - 4.4%

 Commodity Chemicals - 1.3%

 914,527

 Georgia Gulf Corp. *

 $

 32,054,171

 Diversified Chemical - 1.7%

 50,442

 FMC Corp.

 $

 4,674,965

 871,115

 LyondellBasell Industries NV

 37,545,057

 $

 42,220,022

 Diversified Metals & Mining - 1.1%

 4,128,459

 Blaze Recycling and Metals LLC (Class A) Units (f)

 $

 2,724,783

 483,460

 Freeport-McMoRan Copper & Gold, Inc. (Class B)

 22,340,687

 2,600,200

 Polymet Mining Corp. *

 3,900,300

 $

 28,965,770

 Metal & Glass Containers - 0.3%

 271,099

 Owens-Illinois, Inc. *

 $

 6,519,931

 Total Materials

 $

 109,759,894

 Capital Goods - 3.4%

 Aerospace & Defense - 1.3%

 282,457

 BE Aerospace, Inc. *

 $

 11,919,685

 379,503

 DigitalGlobe, Inc. *

 5,954,402

 151,275

 Exelis, Inc. *

 1,511,237

 198,829

 Geoeye, Inc *

 4,356,343

 75,637

 ITT Corp.

 1,644,348

 496,600

 Orbital Sciences Corp. *

 7,195,734

 $

 32,581,749

 Building Products - 0.2%

 160,212

 Lennox International, Inc.

 $

 5,799,674

 Construction & Farm Machinery & Heavy Trucks - 0.2%

 565,602

 Commercial Vehicle Group, Inc. *

 $

 7,075,681

 Electrical Component & Equipment - 0.8%

 185,055

 Cooper Industries Plc

 $

 10,940,452

 321,400

 General Cable Corp. *

 9,918,404

 $

 20,858,856

 Industrial Machinery - 0.7%

 167,180

 ESCO Technologies, Inc.

 $

 5,027,103

 182,286

 Kennametal, Inc.

 7,858,349

 151,275

 Xylem, Inc. *

 3,919,535

 $

 16,804,987

 Total Capital Goods

 $

 83,120,947

 Transportation - 0.0%

 Marine - 0.0%

 235,334

 Horizon Lines, Inc.  *

 $

 600,102

 Total Transportation

 $

 600,102

 Consumer Services - 0.7%

 Casinos & Gaming - 0.1%

 68,300

 WMS Industries, Inc. *

 $

 1,495,087

 Restaurants - 0.4%

 221,243

 Starbucks Corp.

 $

 10,604,177

 Specialized Consumer Services - 0.2%

 554,720

 Service Corp., International, Inc.

 $

 6,157,392

 Total Consumer Services

 $

 18,256,656

 Food, Beverage & Tobacco - 0.1%

 Tobacco - 0.1%

 1,076,613

 Alliance One International, Inc. *

 $

 3,132,944

 Total Food, Beverage & Tobacco

 $

 3,132,944

 Health Care Equipment & Services - 0.7%

 Health Care Supplies - 0.1%

 70,500

 Alere, Inc. *

 $

 1,702,575

 Managed Health Care - 0.6%

 165,180

 AETNA, Inc.

 $

 7,218,366

 67,800

 CIGNA Corp.

 3,039,474

 117,900

 United Healthcare Group, Inc.

 6,106,041

 $

 16,363,881

 Total Health Care Equipment & Services

 $

 18,066,456

 Pharmaceuticals & Biotechnology - 1.4%

 Life Sciences Tools & Services - 1.4%

 115,956

 Bio-Rad Laboratories, Inc. *

 $

 11,776,491

 239,862

 Thermo Fisher Scientific, Inc. *

 12,688,700

 105,892

 Waters Corp. *

 9,167,070

 $

 33,632,261

 Total Pharmaceuticals & Biotechnology

 $

 33,632,261

 Diversified Financials - 0.3%

 Asset Management & Custody Banks - 0.0%

 73,836

 Legg Mason, Inc.

 $

 1,880,603

 Specialized Finance - 0.2%

 23,894

 CME Group, Inc.

 $

 5,722,852

 Total Diversified Financials

 $

 7,603,455

 Technology Hardware & Equipment - 1.3%

 Communications Equipment - 0.1%

 108,400

 Research In Motion, Inc. *

 $

 1,802,692

 Electronic Equipment & Instruments - 0.3%

 203,618

 Itron, Inc. *

 $

 7,898,342

 Electronic Manufacturing Services - 0.3%

 239,300

 TE Connectivity, Ltd.

 $

 8,160,130

 Technology Distributors - 0.5%

 142,843

 Arrow Electronics, Inc. *

 $

 5,897,987

 417,700

 Ingram Micro, Inc. *

 7,927,946

 $

 13,825,933

 Total Technology Hardware & Equipment

 $

 31,687,097

 Semiconductors - 0.4%

 1,521,500

 PMC - Sierra Inc. *

 $

 9,889,750

 Total Semiconductors

 $

 9,889,750

 Telecommunication Services - 0.3%

 Integrated Telecommunication Services - 0.3%

 585,800

 Windstream Corp.

 $

 7,070,606

 Total Telecommunication Services

 $

 7,070,606

 Utilities - 0.1%

 Multi-Utilities - 0.1%

 153,234

 CMS Energy Corp.

 $

 3,345,098

 Total Utilities

 $

 3,345,098

 TOTAL COMMON STOCKS

 Principal

 Floating

 S&P/Moody's

 (Cost  $270,586,481)

 $

 346,557,716

 Amount

 Rate (d)

 Ratings

 ASSET BACKED SECURITIES - 0.1%

 Banks - 0.1%

 Thrifts & Mortgage Finance - 0.1%

 2,510,000

 0.68

 CCC / B2

 Bear Stearns Asset Backed Securities, Inc., Floating Rate Note, 1/25/47

 $

 861,826

 1,433,275

 0.94

 AAA / Caa2

 FBR Securitization Trust, Floating Rate Note, 10/25/35

 771,390

 Total Banks

 $

 1,633,216

 TOTAL ASSET BACKED SECURITIES

 (Cost  $2,188,613)

 $

 1,633,216

 CORPORATE BONDS - 46.7%

 Energy - 8.6%

 Coal & Consumable Fuels - 0.5%

 795,000

 BB / Ba3

 Alpha Natural Resources, Inc., 6.0%, 6/1/19

 $

 789,038

 6,470,000

 B+ / B1

 Arch Coal, Inc., 7.25%, 6/15/21

 6,502,350

 4,170,000

 B+ / B2

 James River Coal Co., 7.875%, 4/1/19

 2,856,450

 3,027,000

 B / B3

 Murray Energy Corp., 10.25%, 10/15/15

 3,057,270

 $

 13,205,108

 Oil & Gas Drilling - 1.0%

 15,825,000

 B- / B3

 Offshore Group Investment, 11.5%, 8/1/15

 $

 17,526,188

 6,830,000

 B / B3

 Pioneer Drilling Co., 9.875%, 3/15/18

 7,273,950

 $

 24,800,138

 Oil & Gas Equipment & Services - 0.4%

 3,248,000

 B+ / B1

 American Petroleum Tankers LLC, 10.25%, 5/1/15

 $

 3,353,560

 4,225,000

 B- / B3

 Expro Finance Luxembourg SCA, 8.5%, 12/15/16

 3,834,188

 1,725,000

 BB / Ba3

 Exterran Holdings, Inc., 7.25%, 12/1/18

 1,638,750

 2,275,000

 CCC+ / Caa2

 Green Field Energy Services, Inc., 13.0%, 11/15/16

 2,240,875

 $

 11,067,373

 Oil & Gas Exploration & Production - 4.2%

 2,775,000

 CCC+ / Caa1

 Goodrich Petroleum, 8.875%, 3/15/19

 $

 2,719,500

 3,550,000

 BB- / B2

 Berry Petroleum Co., 6.75%, 11/1/20

 3,692,000

 7,186,000

 B- / B3

 Carrizo Oil & Gas, Inc., 8.625%, 10/15/18

 7,221,930

 9,300,000

 B- / B3

 Carrizo Oil & Gas, Inc., 8.625%, 10/15/18

 9,300,000

 4,595,000

 B- / Caa1

 Chaparral Energy, Inc., 8.25%, 9/1/21

 4,813,263

 3,580,000

 B / B2

 Comstock Resources, Inc., 7.75%, 4/1/19

 3,311,500

 2,925,000

 BB+ / B1

 Concho Resources, Inc./ Midland TX, 6.5%, 1/15/22

 3,144,375

 3,680,000

 B- / Caa1

 Energy Partners, Ltd., 8.25%, 2/15/18

 3,606,400

 5,200,000

 B- / Caa1

 Kodiak Oil & Gas Corp., 8.125%, 12/1/19

 5,512,000

 2,820,000

 B / Caa1

 Oasis Petroleum, Inc., 6.5%, 11/1/21

 2,848,200

 5,945,000

 BB- / B2

 Penn Virginia Corp., 7.25%, 4/15/19

 5,305,913

 3,020,000

 CCC+ / Caa1

 PetroBakken Energy, Ltd., 8.625%, 2/1/20

 3,087,950

 2,915,000

 B- / B3

 Quicksilver Resources, Inc., 7.125%, 4/1/16

 2,783,825

 11,178,000

 B / B2

 Quicksilver Resources, Inc., 8.25%, 8/1/15

 11,052,248

 10,770,000

 B- / B3

 SandRidge Energy, Inc., 8.0% 6/1/18

 11,146,950

 3,085,000

 BB / B1

 SM Energy Co., 6.5%, 11/15/21

 3,231,538

 650,000

 BB / B1

 SM Energy Co., 6.625%, 2/15/19

 682,500

 18,920,000

 B+ / B3

 Swift Energy Co., 7.875%, 3/1/22

 18,778,100

 $

 102,238,192

 Oil & Gas Refining & Marketing - 1.7%

 40,085,000

 BB+ / Ba1

 Tesoro Corp., 6.625%, 11/1/15

 $

 40,986,913

 Oil & Gas Storage & Transportation - 0.7%

 2,050,000

 B+ / B1

 Copano Energy LLC / Copano Energy Finance Corp., 7.125%, 4/1/21

 $

 2,111,500

 3,500,000

 BB+ / Baa3

 Enterprise Products Operating Co., 7.0%, 6/1/67

 3,447,500

 12,013,000

 BB- / B1

 Holly Energy Partners LP, 6.25%, 3/1/15

 12,013,000

 925,000

 BB- / B1

 Holly Energy Partners LP, 8.25%, 3/15/18 (144A)

 980,500

 $

 18,552,500

 Total Energy

 $

 210,850,224

 Materials - 7.8%

 Aluminum - 0.5%

 14,335,436

 6.83

 B / B2

 Noranda Aluminum Acquisition, Floating Rate Note, 5/15/15

 $

 13,654,503

 Commodity Chemicals - 0.5%

 4,445,000

 CCC+ / NR

 Hexion US Finance Corp / Hexion Nova Scotia Finance ULC, 9.0%, 11/15/20

 $

 4,244,975

 5,311,000

 CCC+ / B3

 Hexion US Finance Corp., 8.875%, 2/1/18 (144A)

 5,297,723

 2,625,000

 BB / B1

 Rain CII Carbon LLC and CII Carbon Corp., 8.0%, 12/1/18

 2,723,438

 $

 12,266,136

 Construction Materials - 0.2%

 6,565,000

 B- / Caa2

 Texas Industries, Inc., 9.25%, 8/15/20

 $

 6,113,656

 Diversified Chemical - 0.8%

 6,635,000

 B / Ba3

 Ineos Finance Plc, 9.0%, 5/15/15 (144A)

 $

 6,850,638

 8,858,000

 CCC / Caa1

 Ineos Group Holdings Plc, 8.50%, 2/15/16 (144A)

 7,972,200

 6,158,000

 CCC / Caa1

 Momentive Performance Materials, Inc., 9.0%, 1/15/21

 5,572,990

 $

 20,395,828

 Diversified Metals & Mining - 0.3%

 8,775,000

 B- / B3

 Midwest Vanadium Pty, Ltd., 11.5%, 2/15/18

 $

 6,175,406

 Forest Products - 0.2%

 7,810,000

 B- / B3

 Millar Western Forest, 8.5%, 4/1/21

 $

 5,857,500

 Metal & Glass Containers - 0.9%

 1,900,000

 BB- / Ba3

 Ardagh Packaging Finance Plc, 7.375%, 10/15/17

 $

 1,985,500

 2,290,000

 CCC+ / B3

 BWAY Holding Co., 10.0%, 6/15/18

 2,496,100

 17,620,000

 BB- / B1

 Crown Cork and Seal Co., Inc., 7.375%, 12/15/26

 18,677,200

 $

 23,158,800

 Paper Packaging - 0.7%

 7,139,000

 B- / Caa1

 Graham Packaging Co., 9.875%, 10/15/14

 $

 7,281,780

 9,490,000

 B / B3

 Packaging Dynamics Corp., 8.75%, 2/1/16

 9,928,913

 $

 17,210,693

 Paper Products - 0.2%

 4,375,000

 B+ / B1

 Appleton Papers, Inc., 10.5%, 6/15/15 (144A)

 $

 4,418,750

 Specialty Chemicals - 2.2%

 53,935,000

 BB- / Ba2

 Nova Chemicals Corp., 7.875%, 9/15/25

 $

 53,395,650

 Steel - 1.2%

 16,705,000

 CCC+ / Caa2

 Algoma Acquisition Corp., 9.875%, 6/15/15 (144A)

 $

 14,366,300

 5,940,000

 BB / B2

 APERAM, 7.375%, 4/1/16

 5,197,500

 2,300,000

 BB / B2

 APERAM, 7.75%, 4/1/18

 1,966,500

 2,800,000

 B / B3

 Atkore International, Inc., 9.875%, 1/1/18

 2,772,000

 4,280,000

 B / B3

 JMC Steel Group, 8.25%, 3/15/18

 4,387,000

 $

 28,689,300

 Total Materials

 $

 191,336,222

 Capital Goods - 3.0%

 Aerospace & Defense - 0.5%

 12,613,000

 B- / B2

 DynCorp International, Inc., 10.375%, 7/1/17

 $

 11,130,973

 Building Materials - 0.2%

 7,350,000

 B- / Caa2

 New Enterprise Stone & Lime Co., 11.0%, 9/1/18

 $

 6,284,250

 Electrical Component & Equipment - 1.6%

 11,030,000

 BB / Ba2

 Anixter International Corp., 5.95%, 3/1/15

 $

 11,278,175

 2,939,000

 B / B3

 Coleman Cable, Inc., 9.,%, 2/15/18

 2,997,780

 9,336,000

 B+ / Ba3

 General Cable Corp., 7.125%, 4/1/17

 9,499,380

 14,851,000

 B / B1

 Wesco Distribution, Inc., 7.5%, 10/15/17

 15,148,020

 $

 38,923,355

 Industrial Conglomerates - 0.2%

 4,025,000

 CCC+ / B3

 Park-Ohio Industries, Inc., 8.125%, 4/1/21

 $

 4,065,250

 Industrial Machinery - 0.6%

 2,400,000

 B / Caa1

 Liberty Tire Recycling, 11.0%, 10/1/16

 $

 2,244,000

 12,516,000

 CCC+ / Caa2

 Mueller Water Products, 7.375%, 6/1/17

 11,952,780

 $

 14,196,780

 Total Capital Goods

 $

 74,600,608

 Commercial Services & Supplies - 0.3%

 Diversified Support Services - 0.3%

 6,250,000

 B / B3

 ADS Tactical, Inc., 11.0%, 4/1/18

 $

 6,437,500

 Total Commercial Services & Supplies

 $

 6,437,500

 Transportation - 1.5%

 Air Freight & Couriers - 0.6%

 10,175,000

 B- / Caa1

 Ceva Group Plc, 11.5%, 4/1/18 (144A)

 $

 10,200,438

 3,205,000

 B- / B3

 Ceva Group Plc, 11.625%, 10/1/16

 3,381,275

 $

 13,581,713

 Marine - 0.3%

 8,944,362

 NR / NR

 Horizon Lines, Inc., 6.0%, 4/15/17

 $

 6,820,076

 Trucking - 0.6%

 10,400,000

 B / Caa1

 Swift Services Holdings, Inc., 10.0%, 11/15/18

 $

 11,297,000

 4,540,000

 B / B3

 Syncreon Global Ireland, Ltd., 9.5%, 5/1/18

 4,301,650

 $

 15,598,650

 Total Transportation

 $

 36,000,439

 Automobiles & Components - 0.9%

 Auto Parts & Equipment - 0.4%

 4,050,000

 B- / Caa1

 Allison Transmission, Inc., 7.125%, 5/15/19

 $

 4,075,313

 2,125,000

 B / B1

 American Axle & Manufacturing Inc., 7.75%, 11/15/19

 2,199,375

 4,240,000

 B+ / B2

 Pittsburgh Glass Works LLC, 8.5%, 4/15/16

 4,271,800

 $

 10,546,488

 Automobile Manufacturers - 0.4%

 3,000,000

 B / B2

 Chrysler Group LLC/CG Co-Issuer, Inc., 8.0%, 6/15/19

 $

 2,880,000

 7,905,000

 B / B2

 Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21

 7,549,275

 $

 10,429,275

 Total Automobiles & Components

 $

 20,975,763

 Consumer Durables & Apparel - 1.9%

 Homebuilding - 0.4%

 11,595,000

 CCC / Caa3

 Beazer Homes USA, Inc., 9.125%, 6/15/18

 $

 9,247,013

 Housewares & Specialties - 1.5%

 6,700,000

 B- / Caa1

 Reynolds Group Holdings, Ltd., 8.25%, 2/15/21

 $

 6,348,250

 1,800,000

 B- / Caa1

 Reynolds Group Issue, Inc., 9.0%, 4/15/19

 1,791,000

 7,495,000

 B- / Caa1

 Reynolds Group Issuer, Inc., 8.5%, 5/15/18 (144A)

 7,476,263

 13,375,000

 CCC+ / B3

 Yankee Acquisition Corp., 9.75%, 2/15/17

 13,408,438

 9,815,000

 CCC+ / Caa1

 YCC Holdings LLC / Yankee Finance, Inc., 10.25%, 2/15/16

 9,348,788

 $

 38,372,739

 Total Consumer Durables & Apparel

 $

 47,619,752

 Consumer Services - 1.0%

 Casinos & Gaming - 0.4%

 33,735,000

 NR / WR

 Mashantucket Pequot Tribe, 8.5%, 11/15/15 (144A)

 $

 1,433,738

 5,693,000

 BB- / B1

 Scientific Games International, Inc., 9.25%, 6/15/19 (144A)

 6,205,370

 1,950,000

 BB / B2

 Seneca Gaming Corp., 8.25%, 12/1/18

 1,906,125

 $

 9,545,233

 Education Services - 0.1%

 3,695,000

 B / B2

 Cambium Learning Group, Inc., 9.75%, 2/15/17

 $

 3,639,575

 Restaurants - 0.4%

 16,315,000

 CCC+ / Caa1

 Burger King Capital, 0.0%, 4/15/19

 $

 11,216,563

 Total Consumer Services

 $

 24,401,371

 Media - 2.8%

 Advertising - 0.6%

 4,275,000

 B+ / B2

 MDC Partners, Inc., 11.0%, 11/1/16

 $

 4,568,906

 14,000,000

 B- / Caa2

 Sitel LLC / Sitel Finance Corp., 11.5%, 4/1/18

 10,220,000

 $

 14,788,906

 Broadcasting - 1.8%

 9,250,000

 BB- / B1

 CCO Holdings LLC / CCO Holdings Capital Corp., 6.5%, 4/30/21

 $

 9,620,000

 16,600,000

 CCC+ / Caa3

 Intelsat Bermuda, Ltd., 11.5%, 2/4/17 (144A)

 16,683,000

 1,484,969

 CCC+ / Caa3

 Intelsat Bermuda, Ltd., 11.5%, 2/4/17

 1,492,394

 4,750,000

 B- / Caa1

 Telesat Canada / Telesat LLC, 11.0%, 11/1/15

 5,082,500

 11,290,000

 B- / Caa1

 Telesat Canada / Telesat LLC, 12.5%, 11/1/17

 12,701,250

 $

 45,579,144

 Publishing - 0.4%

 7,255,000

 B- / Caa1

 Interactive Data Corp., 10.25%, 8/1/18

 $

 8,053,050

 1,675,000

 B / B3

 MPL 2 Acquisition Canco, Inc., 9.875%, 8/15/18

 1,474,000

 $

 9,527,050

 Total Media

 $

 69,895,100

 Retailing - 0.8%

 Apparel Retail - 0.2%

 4,250,000

 B / B3

 Brown Shoe Co., Inc., 7.125%, 5/15/19

 $

 4,080,000

 Internet Retail - 0.6%

 13,495,000

 B / B3

 Ticketmaster, 10.75%,  8/1/16

 $

 14,490,256

 Total Retailing

 $

 18,570,256

 Food, Beverage & Tobacco - 1.1%

 Packaged Foods & Meats - 0.5%

 5,795,000

 CCC+ / B3

 Del Monte Corp., 7.625%, 2/15/19

 $

 5,700,831

 7,360,000

 B- / Caa1

 Pilgrim's Pride Corp., 7.875%, 12/15/18

 7,010,400

 $

 12,711,231

 Tobacco - 0.5%

 13,655,000

 B / B2

 Alliance One International, Inc., 10.0%, 7/15/16

 $

 13,279,488

 Total Food, Beverage & Tobacco

 $

 25,990,719

 Health Care Equipment & Services - 3.1%

 Health Care Equipment - 0.1%

 3,875,000

 CCC+ / Caa2

 Accellent, Inc., 10.,%, 11/1/17

 $

 3,206,563

 Health Care Facilities - 1.7%

 22,000,000

 B / B3

 CHS/Community Health Systems, Inc., 8.0%, 11/15/19

 $

 22,577,500

 2,800,000

 B- / B3

 Health Management Associates, Inc., 7.375%, 1/15/20

 2,884,000

 11,350,000

 BB- / B1

 Tenet Healthcare Corp., 6.25%, 11/1/18

 11,889,125

 4,190,000

 B- / B3

 Vanguard Health Holding Co II LLC, 7.75%, 2/1/19

 4,273,800

 176,000

 CCC+ / Caa1

 Vanguard Health Systems, Inc., 0.0%, 2/1/16

 114,840

 $

 41,739,265

 Health Care Services - 1.0%

 1,775,000

 CCC+ / B3

 ExamWorks Group, Inc., 9.0%, 7/15/19

 $

 1,686,250

 3,429,000

 CCC / Caa2

 Gentiva Health Services, Inc., 11.5%, 9/1/18

 2,936,081

 4,435,000

 CCC+ / Caa1

 Surgical Care Affiliates, 10.0%, 7/15/17 (144A)

 4,274,231

 16,647,387

 CCC+ / B3

 Surgical Care Affiliates, 8.875%, 7/15/15 (144A) (PIK)

 16,668,196

 $

 25,564,758

 Health Care Technology - 0.2%

 3,315,000

 CCC+ / Caa1

 Beagle Acquisition Corp., 11.0%, 12/31/19

 $

 3,580,200

 1,900,000

 B- / B3

 MedAssets, Inc., 8.0%, 11/15/18

 1,938,000

 $

 5,518,200

 Total Health Care Equipment & Services

 $

 76,028,786

 Pharmaceuticals & Biotechnology - 0.4%

 Biotechnology - 0.3%

 9,859,000

 B+ / Caa1

 Lantheus Medical Imaging, Inc., 9.75%, 5/15/17

 $

 7,911,848

 Life Sciences Tools & Services - 0.1%

 1,725,625

 B / Caa1

 Catalent Pharma Solution, 9.5%, 4/15/17 (144A)

 $

 1,781,708

 Total Pharmaceuticals & Biotechnology

 $

 9,693,556

 Diversified Financials - 2.0%

 Consumer Finance - 0.2%

 4,750,000

 BB+ / Ba1

 Ford Motor Credit Co., LLC, 5.875%, 8/2/21

 $

 5,193,878

 Diversified Finance Services - 0.9%

 1,500,000

 0.00

 BB+ / NR

 Caelus Re II, Ltd., Floating Rate Note, 5/24/13

 $

 1,509,450

 1,400,000

 0.00

 BB- / NR

 Compass Re, Ltd., Floating Rate Note, 1/8/15

 1,389,080

 1,200,000

 0.00

 BB- / NR

 Ibis Re II, Ltd., Floating Rate Note, 2/5/15

 1,198,680

 1,500,000

 0.00

 B- / NR

 Ibis Re II, Ltd., Floating Rate Note, 2/5/15

 1,498,950

 2,265,000

 BB / NR

 Ibis Re Ltd., 11.2775%, 5/10/12

 2,310,300

 5,100,000

 7.41

 BB / NR

 Lodestone Re, Ltd., Floating Rate Note, 1/8/14

 5,037,780

 2,000,000

 0.08

 BB- / NR

 Queen Street IV Capital, Ltd., Floating Rate Note, 4/9/15

 1,933,200

 1,750,000

 0.00

 NR / NR

 Residential Reinsurance 2011 Ltd., Floating Rate Note, 12/6/15

 1,708,525

 2,000,000

 0.00

 NR / NR

 Residential Reinsurance 2011 Ltd., Floating Rate Note, 12/6/15

 1,955,400

 3,450,000

 0.00

 B- / NR

 Residential Reinsurance 2011 Ltd., Floating Rate Note, 6/6/15

 3,394,455

 $

 21,935,820

 Specialized Finance - 0.8%

 2,250,000

 BB+ / NR

 Kibou, Ltd., 0.0%, 2/16/15

 $

 2,250,000

 12,630,000

 B+ / B2

 National Money Mart Co., 10.375%, 12/15/16

 13,829,850

 5,070,000

 7.68

 CCC- / Caa2

 NCO Group, Inc., Floating Rate Note, 11/15/13

 4,854,525

 $

 20,934,375

 Total Diversified Financials

 $

 48,064,073

 Insurance - 1.7%

 Insurance Brokers - 1.0%

 13,085,000

 CCC / Caa2

 Alliant Holdings, Inc., 11.0%, 5/1/15 (144A)

 $

 13,657,469

 2,850,000

 CCC+ / Caa2

 Hub International Holdings, 10.25%, 6/15/15 (144A)

 2,882,063

 7,563,000

 6.68

 CCC / Caa1

 Usi Holdings Corp., Floating Rate Note, 11/15/14

 6,957,960

 $

 23,497,492

 Multi-Line Insurance - 0.2%

 3,869,000

 10.75

 BB / Baa3

 Liberty Mutual Group, Floating Rate Note, 6/15/58 (144A)

 $

 4,932,975

 Reinsurance - 0.5%

 1,000,000

 7.19

 BB+ / NR

 Blue Fin Ltd., Floating Rate Note, 4/10/12

 $

 999,200

 1,500,000

 5.02

 BB+ / NR

 Foundation Re III, Ltd., Floating Rate Note, 2/25/15

 1,484,100

 1,000,000

 0.00

 BB / A2

 Foundation Re III, Ltd., Floating Rate Note, 2/3/14 (Cat Bond)

 995,200

 1,675,000

 12.03

 NR / B3

 Globecat, Ltd., Floating Rate Note, 1/2/13 (144A) (Cat Bond)

 1,632,958

 375,000

 8.78

 NR / B1

 Globecat, Ltd., Floating Rate Note, 1/2/13 (144A) (Cat Bond)

 375,000

 875,000

 0.00

 NR / NR

 Successor X, Ltd., Floating Rate Note, 1/27/15

 875,175

 375,000

 B- / NR

 Successor X, Ltd., 11.251351%, 11/10/15

 367,425

 1,175,000

 14.58

 B- / NR

 Successor X, Ltd., Floating Rate Note, 12/13/13

 1,176,998

 2,600,000

 16.08

 NR / NR

 Successor X, Ltd., Floating Rate Note, 12/13/13

 2,591,160

 4,000,000

 13.00

 NR / NR

 Successor X, Ltd., Floating Rate Note, 2/25/14

 4,005,200

 $

 14,502,416

 Total Insurance

 $

 42,932,883

 Real Estate - 2.4%

 Diversified Real Estate Invesment Trust - 0.4%

 12,150,000

 BB- / Ba3

 CNL Income Properties, Inc., 7.25%, 4/15/19

 $

 11,284,313

 Real Estate Operating Companies - 2.0%

 50,885,000

 B- / B3

 Forest City Enterprises, 6.5%, 2/1/17

 $

 47,831,900

 1,140,000

 B- / B3

 Forest City Enterprises, 7.625%, 6/1/15

 1,127,175

 $

 48,959,075

 Total Real Estate

 $

 60,243,388

 Software & Services - 0.9%

 Data Processing & Outsourced Services - 0.4%

 6,047,000

 B- / Caa1

 First Data Corp., 12.625%, 1/15/21

 $

 5,850,473

 4,722,000

 B- / Caa1

 First Data Corp., 8.25%, 1/15/21

 4,367,850

 $

 10,218,323

 Internet Software & Services - 0.5%

 9,200,000

 B / NR

 Equinix, Inc., 3.0%, 10/15/14

 $

 11,281,500

 Total Software & Services

 $

 21,499,823

 Technology Hardware & Equipment - 1.0%

 Communications Equipment - 0.3%

 6,355,000

 B / B3

 CommScope, Inc., 8.25%, 1/15/19

 $

 6,609,200

 Computer Storage & Peripherals - 0.7%

 12,100,000

 BB+ / Ba1

 Seagate HDD Cayman, 7.0%, 11/1/21

 $

 12,947,000

 4,385,000

 BB+ / Ba1

 Seagate HDD Cayman, 7.75%, 12/15/18

 4,856,388

 $

 17,803,388

 Total Technology Hardware & Equipment

 $

 24,412,588

 Telecommunication Services - 3.7%

 Alternative Carriers - 0.5%

 9,775,000

 BB- / WD

 Paetec Holding Corp., 8.875%, 6/30/17 (144A)

 $

 10,666,969

 2,250,000

 B+ / WD

 Paetec Holding Corp., 9.5%, 7/15/15

 2,362,500

 $

 13,029,469

 Integrated Telecommunication Services - 2.8%

 14,480,000

 B / B1

 Cincinnati Bell, Inc., 8.25%, 10/15/17

 $

 14,896,300

 19,520,000

 B / B1

 Cincinnati Bell, Inc., 8.375%, 10/15/20

 20,008,000

 4,550,000

 BB / Ba2

 Frontier Communications Corp., 8.5%, 4/15/20

 4,504,500

 3,100,000

 BB / Ba2

 Frontier Communications Corp., 8.75%, 4/15/22

 3,069,000

 1,858,000

 BB- / B2

 GCI, Inc., 8.625%, 11/15/19

 2,001,995

 12,580,000

 B+ / Ba3

 Windstream Corp., 7.5%, 6/1/22

 13,209,000

 8,460,000

 B+ / Ba3

 Windstream Corp., 7.75%, 10/15/20

 9,136,800

 1,895,000

 B+ / Ba3

 Windstream Corp., 8.125%, 9/1/18

 2,065,550

 $

 68,891,145

 Wireless Telecommunication  Services - 0.3%

 6,450,000

 B / B3

 Intelsat Jackson Holdings SA, 7.25%, 4/1/19

 $

 6,740,250

 2,300,000

 NR / NR

 Richland Towers Funding LLC/ Seattle Funding, 7.87%, 3/15/16

 2,357,608

 $

 9,097,858

 Total Telecommunication Services

 $

 91,018,472

 Utilities - 1.9%

 Electric Utilities - 0.3%

 13,500,000

 CC / Caa3

 Texas Competitive Electric Holdings, 15.0%, 4/1/21

 $

 6,210,000

 2,340,000

 CCC / B2

 Texas Competitive Electric Holdings Co LLC / TCEH Finance, 11.5%, 10/1/20

 1,766,700

 $

 7,976,700

 Gas Utilities - 0.4%

 8,600,000

 NR / Ba2

 AmeriGas Finance LLC / AmeriGas Finance Corp., 7.0%, 5/20/22

 $

 8,621,500

 2,850,000

 B+ / B2

 Ferrellgas LP / Ferrellgas Finance Corp., 6.5%, 5/1/21

 2,465,250

 $

 11,086,750

 Independent Power Producer & Energy Traders - 1.1%

 800,000

 BB- / Ba3

 Intergen NV, 9.0%, 6/30/17

 $

 848,000

 8,050,000

 BB- / B1

 NRG Energy, Inc., 7.625%, 1/15/18

 7,889,000

 4,700,000

 BB- / B1

 NRG Energy, Inc., 7.875%, 5/15/21

 4,465,000

 2,350,000

 BB- / B1

 NRG Energy, Inc., 8.5%, 6/15/19

 2,361,750

 2,820,000

 BB- / B1

 NRG Energy, Inc., 7.625%, 5/15/19

 2,693,100

 8,750,000

 BB- / B1

 NRG Energy, Inc., 7.625%, 9/1/20

 8,618,750

 $

 26,875,600

 Total Utilities

 $

 45,939,050

 Government - 0.0%

 Muni Environment - 0.0%

 10,000,000

 7.30

 NR / NR

 Ohio Air Quality Development, Floating Rate Note, 6/8/22 (e)(f)

 $

 1,047,000

 Total Government

 $

 1,047,000

 TOTAL CORPORATE BONDS

 (Cost  $1,203,128,936)

 $

 1,147,557,573

 MUNICIPAL BONDS - 0.4%

 Government - 0.4%

 Municipal  Pollution - 0.4%

 4,750,000

 B- / CAA2

 Ohio State Pollution Control Revenue, 5.6%, 8/1/32

 $

 3,528,633

 9,980,000

 B- / Caa2

 Ohio State Pollution Control Revenue, 5.65%, 3/1/33

 7,441,886

 Total Government

 $

 10,970,519

 TOTAL MUNICIPAL BONDS

 (Cost  $11,288,385)

 $

 10,970,519

 SENIOR FLOATING RATE LOAN INTERESTS - 6.9% **

 Energy - 0.8%

 Oil & Gas Equipment & Services - 0.7%

 14,862,165

 6.25

 B+ / B2

 Frac Tech Services LLC, Term Loan, 4/19/16

 $

 14,848,893

 4,480,928

 8.50

 B- / B2

 Hudson Products Holdings, Inc., Term Loan, 8/24/15

 3,853,598

 $

 18,702,491

 Total Energy

 $

 18,702,491

 Materials - 0.3%

 Commodity Chemicals - 0.2%

 4,613,238

 6.00

 B / B2

 CPG International I, Inc., Term Loan, 1/26/17

 $

 4,290,311

 Paper Products - 0.0%

 2,381,516

 6.50

 B / B1

 Exopack, LLC/Cello-Foil Products, Inc., Term Loan B, 5/31/17

 $

 2,366,632

 Total Materials

 $

 6,656,943

 Capital Goods - 0.4%

 Aerospace & Defense - 0.3%

 1,419,160

 5.56

 B / B2

 DAE Aviation Holdings, Tranche B1 Term Loan, 7/31/14

 $

 1,394,325

 2,260,875

 3.83

 BB / B1

 Hunter Defense Technologies, Term Loan, 8/22/14

 2,059,657

 2,923,905

 9.25

 B / WR

 IAP Worldwide Services, Inc., Term Loan, 12/20/12

 2,763,090

 1,900,000

 6.25

 B- / Ba3

 Sequa Corp., Incremental Term B Loan, 12/3/14

 1,917,417

 1,356,500

 5.56

 B / B2

 Standard Aero, Ltd., Tranche B2 Term Loan, 7/31/14

 1,332,762

 $

 9,467,251

 Electrical Component & Equipment - 0.0%

 1,137,169

 5.75

 B+ / B1

 Scotsman Industries, Inc., Term Loan, 4/30/16

 $

 1,138,591

 Total Capital Goods

 $

 10,605,842

 Commercial Services & Supplies - 0.0%

 Environmental & Facilities Services - 0.0%

 765,093

 7.75

 NR / Caa3

 Aquilex Holdings LLC, Term Loan, 4/1/16

 $

 725,563

 Total Commercial Services & Supplies

 $

 725,563

 Transportation - 0.3%

 Air Freight & Couriers - 0.3%

 1,365,846

 5.58

 NR / NR

 CEVA Group Plc, Dollar Tranche B Term Loan, 8/31/16

 $

 1,277,066

 1,971,385

 5.55

 NR / Ba3

 CEVA Group Plc, EGL Tranche B Term Loan, 8/31/16

 1,843,245

 3,702,650

 5.55

 NR / NR

 CEVA Group Plc, U.S. Tranche B Term Loan, 8/31/16

 3,464,292

 $

 6,584,603

 Total Transportation

 $

 6,584,603

 Automobiles & Components - 0.7%

 Auto Parts & Equipment - 0.0%

 52,429

 2.79

 BB- / B1

 Allison Transmission, Term Loan, 8/7/14

 $

 51,964

 Automobile Manufacturers - 0.5%

 14,527,000

 6.00

 BB / Ba2

 Chrysler Group LLC, Tranche B Term Loan, 4/28/17

 $

 14,257,088

 Tires & Rubber - 0.2%

 3,817,000

 1.78

 BB / Ba1

 Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 4/30/14

 $

 3,733,503

 Total Automobiles & Components

 $

 18,042,555

 Media - 0.2%

 Advertising - 0.0%

 2,044,806

 5.00

 BB- / Ba3

 Affinion Group, Inc., Tranche B Term Loan, 10/9/16

 $

 1,858,217

 Movies & Entertainment - 0.1%

 2,600,519

 5.25

 NR / Ba1

 Cinedigm Digital Funding, Term Loan, 4/29/16

 $

 2,574,514

 Publishing - 0.0%

 942,769

 2.52

 B+ / B2

 Cengage Learning Acquistions, Term Loan, 7/4/14

 $

 837,213

 Total Media

 $

 5,269,944

 Food, Beverage & Tobacco - 0.4%

 Packaged Foods & Meats - 0.4%

 2,900,000

 11.25

 BB- / B2

 Pierre Foods, Inc., 2nd Lien Term Loan, 7/29/17

 $

 2,881,875

 7,867,745

 7.00

 B+ / B1

 Pierre Foods, Inc., 1st Lien Term Loan, 9/30/16

 7,852,993

 $

 10,734,868

 Total Food, Beverage & Tobacco

 $

 10,734,868

 Household & Personal Products - 0.1%

 Personal Products - 0.1%

 1,999,652

 4.75

 BB- / Ba3

 Revlon, Inc., Term B Loan, 11/19/17

 $

 1,998,390

 Total Household & Personal Products

 $

 1,998,390

 Health Care Equipment & Services - 2.1%

 Health Care Equipment - 0.1%

 2,465,000

 7.00

 BB- / Ba2

 Kinetic Concepts, Inc., Dollar Term B1 Loan, 1/12/18

 $

 2,504,176

 Health Care Facilities - 0.2%

 5,148,625

 6.50

 B / B1

 Ardent Health Services LLC, Term Loan, 9/15/15

 $

 5,167,932

 Health Care Services - 1.5%

 1,630,158

 7.25

 B+ / Ba3

 Alliance HealthCare Services, Initial Term Loan, 6/1/16

 $

 1,434,539

 7,793,409

 4.75

 B / B1

 Gentiva Health Services, Inc., Term B1 Loan, 2/22/16

 7,199,162

 2,591,803

 8.50

 B+ / B1

 NAMM Holdings, Inc., Term Loan, 4/1/14

 2,582,084

 5,141,150

 7.00

 B+ / B1

 National Mentor Holdings, Inc., Tranche B Term Loan, 1/18/17

 4,993,342

 757,426

 0.75

 B / B2

 National Specialty Hospitals, Inc., Delayed Draw Term Loan, 2/3/17

 719,554

 4,310,086

 8.25

 B / B2

 National Surgical Hospitals, Inc., Initial Term Loan, 1/4/17

 4,094,582

 5,852,612

 7.25

 NR / B1

 Prime Healthcare Services, Term B Loan, 4/28/15

 5,647,771

 2,892,732

 5.75

 B+ / Ba3

 Rural/Metro Corp., 1st Lien Term Loan, 3/28/18

 2,851,752

 2,888,889

 8.75

 B+ / Ba1

 Sun HealthCare Group, Term Loan, 10/18/16

 2,563,889

 4,689,563

 6.50

 B / Ba3

 Surgery Center Holdings, Inc., Term Loan, 9/20/16

 4,314,398

 1,509,750

 7.75

 B+ / B1

 Virtual Radiologic Corp., Term A Loan, 11/3/16

 1,434,263

 $

 37,835,336

 Health Care Technology - 0.1%

 2,939,724

 6.25

 B / B2

 Physician Oncology Services, Effective Date Term Loan, 2/10/17

 $

 2,807,436

 357,143

 6.25

 B / NR

 Physician Oncology Services, Delayed Draw Term Loan, 1/31/17

 341,071

 $

 3,148,507

 Managed Health Care - 0.1%

 2,591,803

 8.50

 NR / B1

 MMM Holdings, Inc., Term Loan, 4/14/15

 $

 2,582,084

 Total Health Care Equipment & Services

 $

 51,238,035

 Pharmaceuticals & Biotechnology - 0.2%

 Biotechnology - 0.2%

 4,237,188

 5.50

 BB / B1

 Aptalis Pharma, Inc., Term Loan, 2/10/17

 $

 4,189,510

 178,718

 6.50

 B+ / B1

 Generic Drug Holding, Inc., Delayed Draw Term Loan, 4/8/16

 177,154

 1,299,764

 6.50

 B+ / B1

 Generic Drug Holding, Inc., Closing Date Term Loan, 4/7/16

 1,288,391

 $

 5,655,055

 Total Pharmaceuticals & Biotechnology

 $

 5,655,055

 Diversified Financials - 0.1%

 Diversified Finance Services - 0.1%

 2,496,000

 5.25

 NR / Ba2

 Ship Luxco 3 S.a.r.l., (RBS Worldpay) Facility B2A,11/30/17

 $

 2,488,200

 Total Diversified Financials

 $

 2,488,200

 Insurance - 1.0%

 Insurance Brokers - 0.9%

 3,082,640

 3.58

 B- / B2

 Alliant Holdings I, Inc., Term Loan, 8/21/14

 $

 3,063,373

 1,585,806

 3.08

 B / B2

 HUB International Holdings, Inc., Delayed Draw Term Loan, 6/13/14

 1,549,465

 5,762,363

 6.75

 B / B2

 HUB International Holdings, Inc., Additional Term Loan, 6/13/14

 5,791,174

 7,054,562

 3.08

 B / B2

 HUB International Holdings, Inc., Initial Term Loan, 6/13/14

 6,892,896

 2,939,327

 2.77

 B- / B2

 USI Holdings Corp., Tranche B Term Loan, 5/5/14

 2,867,804

 1,446,700

 7.00

 B- / B2

 USI Holdings Corp., Series C New Term Loan, 5/5/14

 1,456,827

 $

 21,621,539

 Multi-Line Insurance - 0.1%

 3,371,493

 4.83

 B / B2

 AmWINS Group, Inc., Initial Term Loan, 6/8/13

 $

 3,308,278

 Total Insurance

 $

 24,929,817

 Utilities - 0.2%

 Electric Utilities - 0.2%

 3,541,909

 8.03

 BB / Ba2

 Race Point Power, Term Loan, 1/11/18

 $

 3,544,123

 2,392,542

 4.80

 CCC / B2

 Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan, 10/10/17

 1,485,620

 $

 5,029,743

 Total Utilities

 $

 5,029,743

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost  $170,374,742)

 $

 168,662,049

 RIGHTS/WARRANTS - 0.0%

 Energy - 0.0%

 Oil & Gas Equipment & Services - 0.0%

 2,275

 Green Field Warrants *

 $

 138,775

 Total Energy

 (Cost  $90,990)

 $

 138,775

 Temporary Cash Investments - 3.4%

 Repurchase Agreements - 3.4%

 21,075,000

 Deutsche Bank AG, 0.09%, dated 1/31/12, repurchase price of $21,075,000 plus accrued interest on 2/1/12 collateralized by the following:

 $1,909,533 U.S. Treasury Bill, 0.0%, 4/12/12-5/10/12

 $775,685 U.S. Treasury Bond, 7.5%, 11/15/24

 $9,301,014 U.S. Treasury Notes, 1.375-4.875%, 3/31/12-8/15/16

 $9,510,268 U.S. Treasury Strip, 0-1.375%, 8/15/12-5/15/37

 $

 21,075,000

 21,075,000

 JPMorgan, Inc., 0.22%, dated 1/31/12, repurchase price of $21,075,000 plus accrued interest on 2/1/12 collateralized by $21,496,604 Federal

 National Mortgage Association (ARM), 2.405-5.932%, 9/1/32-6/1/38

 21,075,000

 21,075,000

 RBC Capital Markets, Inc., 0.20%, dated 1/31/12, repurchase price of $21,075,000 plus accrued interest on 2/1/12 collateralized by the following:

 $14,499,781 Federal National Mortgage Association, 3.5%, 1/1/32

 $6,996,720 Govermnet National Mortgage Association, 4.5%, 10/20/41

 21,075,000

 21,075,000

 TD Securities, Inc., 0.20%, dated 1/31/12, repurchase price of $21,075,000 plus accrued interest on 2/1/12 collateralized by the following:

 $20,782,954 Freddie Mac Giant, 2.125-5.25%, 9/21/12-4/18/16

 $713,583 Federal National Mortgage Association, 1.25%, 1/30/17

 21,075,000

 Total Repurchase Agreements

 $

 63,225,000

 Securities Lending Collateral  - 0.0% (c)

 Tri-party Repurchase Agreements:

                 53,760

 Merrill Lynch, Inc., 0.18%, dated 1/31/12, repurchase price of

 $53,780 plus accrued interest on 2/1/12 collateralized by

 $54,843 U.S. Treasury Notes, 3.75%, 11/15/18

 $

 53,760

                 53,760

 RBS Securities, Inc., 0.18%, dated 1/31/12, repurchase price of

 $53,760 plus accrued interest on 2/1/12 collateralized by $55,603

 Federal Home Loan Mortgage Corp., 0.0%, 7/30/12

 53,760

                 53,760

 Barclays Capital Markets, 0.18%, dated 1/31/12, repurchase price of

 $53,760 plus accrued interest on 2/1/12 collateralized by $54,884

 U.S. Treasury Notes, 2.125%, 8/15/21

 53,760

                 53,760

 HSBC Plc, 0.18%, dated 1/31/12, repurchase price of

 $53,760 plus accrued interest on 2/1/12 collateralized by

 $55,597 U.S. Treasury Bill, 0.0%, 6/28/12

 53,760

                 53,760

 Deutschebank AG, 0.22%, dated 1/31/12, repurchase price of

 $53,760 plus accrued interest on 2/1/12 collateralized by

 $55,292 Freddie Mac Giant, 1.5%, 11/16/15

 53,760

 $

 268,800

 Total Securities Lending Collateral

 $

 268,800

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $84,300,000)

 $

 63,493,800

 TOTAL INVESTMENT IN SECURITIES

 (Cost  $2,266,316,063) (a)

 $

 2,390,999,440

 OTHER ASSETS AND LIABILITIES

 $

 50,416,449

 TOTAL NET ASSETS

 $

 2,459,497,315

 Notional

 Principal

 Swap Counterparty/

 Referenced Obligation

 CREDIT DEFAULT SWAP AGREEMENTS

 PROTECTION SOLD

  $      45,000,000

 JPMorgan Chase & Co., Index: Markit CDX.NA.HY. 17, 5.0%, 12/20/16

 $

 1,617,245

 TOTAL CREDIT DEFAULT SWAP AGREEMENTS

 (Cost  $41,062,500)

 $

 1,617,245

 (A.D.R.)

 American Depositary Receipt.

 (G.D.R.)

 Global Depositary Receipt.

 *

 Non-income producing security.

 WR

 Security rating withdrawn by either S&P or Moody's.

 NR

 Not rated by either S&P or Moody's.

 PIK

 Represents a pay in kind security.

 (144A)

Security is exempt from registration under Rule (144A) of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At January 31, 2012, the value of these securities amounted to $143,254,052 or 5.8% of total net assets.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit  or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (a)

 At January 31, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $2,226,316,063 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

  $     275,132,713

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

       (150,449,336)

 Net unrealized gain

  $     124,683,377

 (b)

 At January 31, 2012, the following security was out on loan:

 Principal

 Amount ($)

 Description

 Value

 240,000

 Dollar Financial, 2.875%, 6/30/27 (144A)

 $

                260,100

 Total

 $

 260,100

 (c)

 Security lending collateral is managed by Credit Suisse AG, New York Branch.

 (d)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 (e)

 Security is in default and is non-income producing.

 (f)

 Security is fair valued (see Note A).

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (Including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

 See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of January 31, 2012, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Asset Backed Securities

$
-

$
1,633,216

$
-

$
1,633,216

 Corporate Bonds

-

1,146,510,573

1,047,000

1,147,557,573

 Convertible Corporate Bonds

-

558,811,457

1,751,604

560,563,061

 Municipal Bonds

-

10,970,519

-

10,970,519

 Senior Floating Rate Loan Interests

-

168,662,049

-

168,662,049

 Common Stocks

343,832,933

-

2,724,783

346,557,716

 Convertible Preferred Stocks

91,422,731

-

-

91,422,731

 Warrants

-

138,775

-

138,775

 Temporary Cash Investments

-

63,493,800

-

63,493,800

 Repurchase Agreements

-

-

-

-

 Total

$
435,255,664

$
1,950,220,389

5,523,387

$
2,390,999,440

 Other Financial Instruments*

$
-

$
1,617,245

-

$
1,617,245

 *Other financial instruments include credit default swaps

The following is a reconciliation of assets valued using significant observable inputs (Level 3):

 Common

 Stocks

 Corporate Bonds

 Convertible Corporate Bonds

 Total

 Balance as of 10/31/11

$
3,377,581

$
1,047,000

$
-

4,424,581

 Realized gain (loss)

262,929

-

-

262,929

 Change in unrealized appreciation (depreciation)1

(436,653
)

-

-

(436,653
)

 Net purchases (sales)

(479,074
)

-

1,751,604

1,272,530

 Transfers in and out of Level 3

-

-

-

-

 Balance as of 1/31/12

$
2,724,783

$
1,047,000

$
1,751,604

5,523,387

1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized gain (loss) on investments in the Statement of Operations.

*

 Transfers are calculated on the beginning of period values.

 Net change in unrealized appreciation (depreciation) of investments still held as of 1/31/12

$
(436,653
)

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer High Yield Fund By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date March 30, 2012 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date March 30, 2012 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date March 30, 2012 * Print the name and title of each signing officer under his or her signature.